Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Beginning balance	$ 87,507
Depreciation	(2,189)	$ (2,705)
Ending balance	85,318
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	108,524
Depreciation
Ending balance	108,524
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(21,017)
Depreciation	(2,189)
Ending balance	(23,206)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	87,507
Depreciation	(2,189)
Ending balance	$ 85,318